Share-based compensation - Summary of Option Activity (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance	2,195,697	0
Number of shares under option plan, Granted	833,161	2,195,697
Number of shares under option plan, Ending balance	3,028,858	2,195,697
Number of shares under option plan, Exercisable at June 30, 2020	1,367,598
Number of shares under option plan, Vested and expected to vest at June 30, 2020	3,028,858
Weighted-average exercise price per option, Beginning balance	$ 1.57	$ 0
Weighted-average exercise price per option, Granted	2.95	1.57
Weighted-average exercise price per option, Ending balance	1.95	$ 1.57
Weighted-average exercise price per option, Exercisable at June 30, 2020	1.76
Weighted- average exercise price per option Vested and expected to vest at June 30, 2020	$ 1.95
Weighted- Average Remaining Contractual Life (years)	8 years 7 months 6 days	9 years 4 months 24 days
Weighted- average remaining contractual life Exercisable at June 30, 2020	8 years 6 months
Weighted- average remaining contractual life Vested and expected to vest at June 30, 2020	8 years 7 months 6 days